Share Based Payment (Tables)	3 Months Ended
Sep. 30, 2023
Share Based Payment [Abstract]
Schedule of Possible Dilutive Effect of the Future Exercise of Options	The estimate considers the effects of rotation, the vesting schedule and the possible dilutive effect of the future exercise of options.
Factor	Group 1	Group 2	Group 3
Fair value of shares	$1.00	$1.00	$2.97
Exercise price	$1.52	$8.00	$4.25
Expected volatility	70%	70%	70%
Dividend rate	-	-	-
Reference risk-free interest rate	3.00%	3.00%	4.25%
Plan duration	10 years	10 years	10 years
Fair value of stock options at measurement date	$9.11	$7.25	$2.04

Schedule of Amount and Exercise Price and the Movements of the Stock Options of Executives and Managers	The following table shows the amount and exercise price and the movements of the stock options of executives and managers of the Group for the period ended September 30, 2023.
September 30, 2023
	Group 1		Group 2		Group 3
	Number of options	Exercise price	Number of options	Exercise price	Number of options	Exercise price

At the beginning	325,826	$1.52	206,598	$8.00	700,000	$4.25
Granted during the period	-	-	-	-	-	$-
Forfeited during the period	-	-	-	-	-	-
Exercised during the period	-	-	-	-	-	-
Expired during the period	-	-	-	-	-	-
At the ending	325,826	$1.52	206,598	$8.00	700,000	$4.25